Research, Development & Engineering (Tables)	3 Months Ended
Mar. 31, 2023
Research and Development [Abstract]
Summary of Research, Development & Engineering Activities	Such costs are included in Cost of goods sold as follows:

	Three Months Ended March 31,
	2023	2022
	(Dollars in millions)
Research and development costs	$40	$36
Engineering-related expenses (1)	(1)	6
	$39	$42
(1) Engineering-related expenses include customer reimbursements of $11 million and $3 million for the three months ended March 31, 2023 and 2022, respectively.